UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Important Tax Information
32	Board Members Information
35	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal
Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Municipal Money Market Fund, Inc., covering the 12-month period from June 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets generally rebounded for most of the reporting period before weakening again in the spring of 2012 due to a resurgent sovereign debt crisis in Europe and disappointing economic data in the United States.These developments created a “risk-on/risk-off” investment climate in which market sentiment shifted rapidly between optimism and caution. In contrast, yields of money market instruments remained stable near historical lows, as an aggressively accommodative monetary policy from the Federal Reserve Board prevented yields from rising or falling appreciably in light of changing economic news.

Despite recently troubling headlines, we believe that U.S. economic trends remain favorable, as evidenced by signs of strength in some of the domestic economy’s more economically sensitive areas. On the other hand, net exports may prove to be a slight drag on domestic growth since the economy in the United States is stronger than in many of its trading partners. On the whole, we expect near-trend growth in the U.S. economy for the remainder of 2012.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2011, through May 31, 2012, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2012, Dreyfus Municipal Money Market Fund produced a yield of 0.03%.Taking into account the effects of compounding, the fund produced an effective yield of 0.03%.1

The U.S. economic recovery proved erratic during the reporting period, but yields of tax-exempt money market instruments remained stable near zero percent as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged at historically low levels.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical.At other times, we

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Economic Sentiment Shifted, but Yields Remained Low

The reporting period began amid heightened volatility in most financial markets, as investors responded nervously to a sovereign debt crisis in Europe, disappointing U.S. economic data and a contentious political debate regarding government spending and borrowing that culminated in the unprecedented downgrade of long-term U.S. debt securities by a major bond rating agency.

The macroeconomic picture brightened in the fall when the European Union appeared to take credible steps to address the region’s problems and the U.S. unemployment rate dropped sharply. However, disappointing U.S. economic news and renewed concerns in Europe in the spring of 2012 reduced expectations for a more robust recovery. Despite these changes in the economic outlook, the Fed maintained the policy stance it first established in December 2008, leaving the overnight federal funds rate in a range between 0% and 0.25%, and municipal money market yields remained near zero percent throughout the reporting period.

Demand for municipal money market instruments proved robust during the reporting period. Narrow yield differences along the market’s maturity range and attractive after-tax yields compared to taxable money market instruments attracted individual investors as well as institutions that typically participate in taxable and longer-term bond markets. Consequently, yields of variable-rate demand notes (VRDNs) remained in a relatively narrow trading range. Meanwhile, the supply of newly issued tax-exempt money market instruments remained relatively steady as highly rated banks filled a gap left by struggling European financial institutions in issuing the letters of credit that typically backVRDNs.

Variable rate demand note issues previously backed by European bank letters of credit have been successfully remarketed with new letters of credit provided by tier one banks.The current low rate environment and flat yield curve has provided municipal issuers with the opportunity to fix out their debt, taking advantage of the decreased costs of funding.

From a credit-quality perspective, state general funds have achieved several consecutive quarters of growth in personal income tax and sales tax revenues, and many states and municipalities have reduced spending to balance their budgets.

A Credit-Conscious Investment Posture

We continued to maintain a careful and well-researched approach to credit selection.We emphasized state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; and certain local credits from issuers with strong financial positions and stable tax bases.We generally continued to shy away from instruments issued by localities that depend heavily on state aid, and we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Outlook Clouded by Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth over the remainder of 2012. Strains in the global financial markets have continued to pose significant challenges, but the Fed expects a moderate pace of economic growth and a gradually declining unemployment rate. In addition, the Fed has signaled repeatedly that it is prepared to maintain short-term interest rates near current levels through late 2014. With money market yields likely to remain near historical lows for some time to come, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012

Expenses paid per $1,000†	$1.00
Ending value (after expenses)	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

Expenses paid per $1,000†	$1.01
Ending value (after expenses)	$1,024.00

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2012

Short-Term	Coupon	Maturity	Principal
Investments—102.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—.7%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.19	6/1/12	3,000,000	[a]	3,000,000
California—6.0%
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)	0.27	6/7/12	3,315,000	[a]	3,315,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.28	6/7/12	5,730,000	[a]	5,730,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.28	6/7/12	2,600,000	[a]	2,600,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.17	6/7/12	5,000,000	[a]	5,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	10/18/12	3,500,000		3,500,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	12/13/12	5,000,000		5,000,000
Colorado—5.1%
Colorado,
Education Loan Program
Revenue, TRAN	2.00	6/29/12	5,000,000		5,007,142
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Royal Bank of Canada)	0.19	6/7/12	4,500,000	[a]	4,500,000
Denver City and County,
Airport Revenue, CP (Liquidity
Facility; Barclays Bank PLC)	0.21	8/9/12	7,000,000		7,000,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
RBC Municipal Products Inc. Trust
(Series E-25) (Denver City and
County, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.21	6/7/12	5,000,000	[a,b,c]	5,000,000
Connecticut—.5%
Beacon Falls,
GO Notes, BAN	1.50	7/19/12	1,454,000		1,455,559
Connecticut Development Authority,
IDR (AcuCut, Inc. Project)
(LOC; Wells Fargo Bank)	0.35	6/7/12	740,000	[a]	740,000
District of Columbia—1.7%
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Trust)	0.30	6/7/12	7,160,000	[a]	7,160,000
Florida—12.8%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(P-FLOATS Series PT-3319)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.42	6/7/12	3,105,000	[a,b,c]	3,105,000
Broward County Housing
Finance Authority, MFHR
(Cypress Grove Apartments
Project) (LOC; FNMA)	0.23	6/7/12	20,000,000	[a]	20,000,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health System)	0.18	8/2/12	10,000,000		10,000,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	0.14	6/7/12	12,000,000	[a]	12,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Northern Trust Company)	0.51	6/7/12	4,000,000	[a]	4,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Orange County Health Facilities
Authority, HR (Orlando Regional
Healthcare System) (LOC; Branch
Banking and Trust Co.)	0.18	6/7/12	2,500,000	[a]	2,500,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.49	6/7/12	2,580,000	[a]	2,580,000
Georgia—3.4%
Carrollton Independent School
System, GO Notes	4.50	4/1/13	1,000,000		1,033,987
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC; FHLB)	0.21	6/7/12	6,000,000	[a]	6,000,000
Georgia,
GO Notes	5.00	10/1/12	3,200,000		3,251,289
Georgia Municipal Gas Authority,
Gas Revenue, Refunding (Gas
Portfolio III Project)	2.00	11/13/12	2,000,000		2,014,185
Macon County Development
Authority, IDR (Swartz Ag, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.26	6/7/12	1,840,000	[a]	1,840,000
Hawaii—.5%
Hawaii,
GO Notes, Refunding	5.00	7/1/12	2,000,000		2,008,090
Illinois—1.8%
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.20	6/7/12	7,370,000	[a]	7,370,000
Indiana—2.9%
Indiana Bond Bank,
Advance Funding Program Notes	1.25	1/3/13	1,400,000		1,407,397
Noblesville,
EDR (GreyStone Apartments
Project) (LOC; Bank of America)	0.35	6/7/12	10,845,000	[a]	10,845,000

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Iowa—1.4%
Iowa Finance Authority,
SWDR (MidAmerican
Energy Project)	0.25	6/7/12	6,000,000	[a]	6,000,000
Louisiana—5.6%
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals—Geismar Project)
(LOC; FHLB)	0.21	6/7/12	9,000,000	[a]	9,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.20	6/1/12	4,000,000	[a]	4,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.17	6/7/12	6,000,000	[a]	6,000,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.18	6/7/12	4,600,000	[a]	4,600,000
Maryland—.4%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.25	6/7/12	1,000,000	[a]	1,000,000
Prince George’s County,
Consolidated Public
Improvement GO Notes	5.00	7/15/12	650,000		653,708
Massachusetts—.5%
Worcester,
GO Notes, BAN	1.00	11/8/12	2,000,000		2,005,480
Michigan—2.6%
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue
(LOC; Citibank NA)	0.20	6/7/12	11,000,000	[a]	11,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota—1.2%
Rochester,
Health Care Facilities Revenue, CP
(Mayo Clinic) (Liquidity Facility;
Wells Fargo Bank)	0.21	7/16/12	5,000,000		5,000,000
Nevada—2.6%
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.17	7/19/12	5,890,000		5,890,000
Las Vegas Valley Water District,
CP (LOC; Wells Fargo Bank)	0.24	7/9/12	5,000,000		5,000,000
New Hampshire—2.2%
New Hampshire,
GO Notes, Refunding	5.00	10/15/12	900,000		915,874
New Hampshire Health and
Education Facilities Authority,
HR (Catholic Medical Center
Issue) (LOC; FHLB)	0.19	6/7/12	8,235,000	[a]	8,235,000
New Jersey—2.3%
Paterson,
GO Notes, BAN	1.50	6/6/13	2,500,000		2,506,150
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.00	6/1/12	3,725,000	[d]	3,725,000
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	3,400,000		3,411,551
New York—1.4%
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Bank of America)	0.20	6/1/12	5,835,000	[a]	5,835,000
North Carolina—1.6%
North Carolina,
GO Notes (Higher Education)	5.00	6/1/12	1,000,000		1,000,000

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
Wells Fargo Stage Trust (Series
136C) (North Carolina, Capital
Improvement Limited Obligation
Bonds) (Liquidity Facility;
Wells Fargo Bank)	0.20	6/7/12	5,515,000	[a,b,c]	5,515,000
Ohio—5.4%
Allen County,
Hospital Facilities Revenue,
(Catholic Health Partners)	0.17	6/7/12	10,000,000	[a]	10,000,000
Columbus,
Sewerage System Revenue
(JPMorgan Chase PUTTERS,
Series 2456) (Liquidity
Facility; JPMorgan Chase Bank)	0.18	6/7/12	1,400,000	[a,b,c]	1,400,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	0.29	6/7/12	2,205,000	[a]	2,205,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	0.29	6/7/12	2,130,000	[a]	2,130,000
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Liquidity Facility;
Citibank NA and LOC; GNMA)	0.27	6/7/12	5,000,000	[a]	5,000,000
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	2,000,000		2,002,653
Oregon—1.2%
Oregon,
GO Notes (Veterans’ Welfare
Bonds) (Liquidity Facility;
Bank of Tokyo-Mitsubishi UFJ)	0.18	6/7/12	5,000,000	[a]	5,000,000
Pennsylvania—18.0%
Allegheny County,
GO Notes, TRAN	2.00	7/16/12	5,500,000		5,512,088
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.34	8/2/12	4,500,000		4,500,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Emmaus General Authority,
Local Government Revenue
(Bond Pool Program)
(LOC; U.S. Bank NA)	0.19	6/7/12	10,500,000	[a]	10,500,000
Emmaus General Authority,
Local Government Revenue
(Bond Pool Program)
(LOC; U.S. Bank NA)	0.19	6/7/12	13,500,000	[a]	13,500,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin Project)
(LOC; Wells Fargo Bank)	0.38	6/7/12	1,000,000	[a]	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.23	6/7/12	1,400,000	[a]	1,400,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program)
(LOC; M&T Trust)	0.27	6/7/12	4,115,000	[a]	4,115,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.35	6/7/12	15,000,000	[a]	15,000,000
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Commonwealth LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.47	6/7/12	15,000,000	[a]	15,000,000
RBC Municipal Products Inc. Trust
(Series E-16) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC;
Royal Bank of Canada)	0.18	6/7/12	5,500,000	[a,b,c]	5,500,000

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina—.6%
Charleston County School District,
GO Notes, BAN	2.00	11/6/12	2,330,000		2,348,365
Tennessee—4.9%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.19	6/7/12	15,000,000	[a]	15,000,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue,
Refunding (Belmont University
Project) (LOC; FHLB)	0.21	6/7/12	5,400,000	[a]	5,400,000
Texas—10.0%
Birdville Independent School
District, Unlimited Tax School
Building Bonds (P-FLOATS
Series MT-720) (LOC;
Permanent School Fund
Guarantee Program)	0.24	6/7/12	4,000,000	[a,b,c]	4,000,000
Hunt Memorial Hospital District,
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.49	6/7/12	4,375,000	[a]	4,375,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	1,000,000		1,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	9,000,000		9,000,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.39	8/17/12	5,000,000		5,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
RBC Municipal Products Inc. Trust
(Series E-14) (Houston,
Combined Utility System First
Lien Revenue, Refunding)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.18	6/7/12	4,000,000	[a,b,c]	4,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project)	0.17	6/7/12	1,500,000	[a]	1,500,000
Texas,
GO Notes (Veterans’ Housing
Assistance Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.20	6/7/12	9,000,000	[a]	9,000,000
Texas Transportation Commission,
State Highway Fund First Tier
Revenue (P-FLOATS Series
MT-715) (Liquidity Facility;
Bank of America)	0.24	6/7/12	4,000,000	[a,b,c]	4,000,000
Utah—.8%
Salt Lake City,
GO Notes, TRAN	2.50	6/29/12	3,250,000		3,255,739
Virginia—.4%
Virginia College Building
Authority, Educational Facilities
Revenue (Public Higher Education
Financing Program)	5.00	9/1/12	1,505,000		1,522,872
Washington—2.2%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.24	6/7/12	3,040,000	[a]	3,040,000
Port of Tacoma,
Revenue, CP (Liquidity
Facility; Bank of America)	0.40	6/6/12	5,000,000		5,000,000
Washington,
GO Notes (Motor Vehicle Fuel Tax)	5.00	7/1/12	1,000,000		1,003,997

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin—1.4%
Madison,
GO Promissory Notes	3.50	10/1/12	2,000,000	2,021,834
Milwaukee,
GO Cash Flow Promissory Notes	1.25	12/4/12	2,000,000	2,010,929
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.23	6/1/12	1,700,000[a]	1,700,000

Total Investments (cost $428,198,889)			102.1%	428,198,889
Liabilities, Less Cash and Receivables			(2.1%)	(8,911,408)
Net Assets			100.0%	419,287,481

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2012, these securities amounted to $32,520,000 or 7.8% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	88.0
AAA,AA,Ae			Aaa,Aa,Ae		AAA,AA,Ae	9.8
Not Rated[f]			Not Rated[f]		Not Rated[f]	2.2
						100.0

†	Based on total investments.
e	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	428,198,889	428,198,889
Cash		117,936
Interest receivable		624,009
Prepaid expenses		18,723
		428,959,557
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		82,916
Payable for investment securities purchased		9,511,630
Payable for shares of Common Stock redeemed		520
Accrued expenses		77,010
		9,672,076
Net Assets ($)		419,287,481
Composition of Net Assets ($):
Paid-in capital		419,287,398
Accumulated net realized gain (loss) on investments		83
Net Assets ($)		419,287,481
Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		419,322,864
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Year Ended May 31, 2012

Investment Income ($):
Interest Income	954,998
Expenses:
Management fee—Note 2(a)	2,236,772
Shareholder servicing costs—Note 2(b)	355,825
Professional fees	79,670
Registration fees	52,222
Directors’ fees and expenses—Note 2(c)	51,087
Custodian fees—Note 2(b)	41,266
Prospectus and shareholders’ reports	31,625
Miscellaneous	31,729
Total Expenses	2,880,196
Less—reduction in expenses due to undertaking—Note 2(a)	(2,062,115)
Less—reduction in fees due to earnings credits—Note 2(b)	(222)
Net Expenses	817,859
Investment Income—Net	137,139
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	83
Net Increase in Net Assets Resulting from Operations	137,222

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2012	2011
Operations ($):
Investment income—net	137,139	246,733
Net realized gain (loss) on investments	83	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	137,222	246,733
Dividends to Shareholders from ($):
Investment income—net	(137,139)	(246,733)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	675,495,661	807,809,576
Net assets received in connection with
capital contribution from affiliate†	—	1,727,964
Dividends reinvested	119,249	201,761
Cost of shares redeemed	(732,537,593)	(841,931,097)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(56,922,683)	(32,191,796)
Total Increase (Decrease) in Net Assets	(56,922,600)	(32,191,796)
Net Assets ($):
Beginning of Period	476,210,081	508,401,877
End of Period	419,287,481	476,210,081

See notes to financial statements.
† See Note 2(d).

The Fund	21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,
	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.001	.012	.028
Distributions:
Dividends from investment income—net	(.000)[a]	(.001)	(.001)	(.012)	(.028)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	.05	.07	1.23	2.84
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64	.65	.62	.61	.59
Ratio of net expenses
to average net assets	.18	.30	.45	.61	.58
Ratio of net investment income
to average net assets	.03	.05	.07	1.24	2.74
Net Assets, end of period ($ x 1,000)	419,287	476,210	508,402	972,8831,025,116

a Amount represents less than $.001 per share.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation, and dividend and distribution policies to enable it to do so. There is no, assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	428,198,889
Level 3—Significant Unobservable Inputs	—
Total	428,198,889
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2012 and May 31, 2011 were all tax exempt income.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $2,062,115 during the period ended May 31, 2012.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2012, the fund was charged $222,884 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing person-

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

nel and facilities to perform transfer agency and cash management services for the fund. During the period ended May 31, 2012, the fund was charged $86,015 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $41,266 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $8,261 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $222.

During the period ended May 31, 2012, the fund was charged $6,565 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $178,419, custodian fees $10,671, chief compliance officer fees $2,652 and transfer agency per account fees $21,300, which are offset against an expense reimbursement currently in effect in the amount of $130,126.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) During the period ended May 31, 2011, BNY Mellon made voluntary capital contributions of $1,727,964 to the fund.These contributions were made to reimburse the fund for previous realized losses experienced by the fund.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $164,974,000 and $107,985,000, respectively.

The Fund	29

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Municipal Money Market Fund, Inc., including the statement of investments, as of May 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Money Market Fund, Inc. at May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 27, 2012

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended May 31, 2012 as “exempt-interest dividends” (not generally subject to regular federal income tax).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2012 calendar year on Form 1099-DIV, which will be mailed in early 2013.

The Fund	31

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

The Fund	35

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios).

He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,312 in 2011 and $30,857 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2011 and $12,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,897 in 2011 and $3,421  in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $329 in 2011 and $390 in 2012. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2011 and $0 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,526,919 in 2011 and $34,285,599 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)